Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Net sales	$ 6,176,379	$ 4,472,195
Cost of sales	3,071,139	2,641,906
Gross profit	3,105,240	1,830,289
Operating Expenses
Selling, general and administration	3,418,504	2,149,246
Operating income (loss)	(313,264)	(318,957)
Other income (expense) :
Interest expense, net of interest income of $6,098 and $7,314, respectively	(196,583)	(96,982)
Income (loss) before income taxes	(509,847)	(415,939)
Provision for income taxes	0	0
Net Income (loss)	$ (509,847)	$ (415,939)
Net income (loss) per common share:
Basic:	$ (0.01)	$ (0.01)
Fully diluted:	$ (0.01)	$ (0.01)
Weighted average common shares outstanding basic	35,476,020	34,251,666
Weighted average common shares outstanding diluted	35,476,020	34,251,666